Quarterly Report
August 31, 2022
MFS®  Blended Research®
Value Equity Fund
BRU-Q1

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 5.0%
CACI International, Inc., “A” (a)	2,757	$774,359
General Dynamics Corp.	15,431	3,532,619
Honeywell International, Inc.	15,810	2,993,623
Northrop Grumman Corp.	4,642	2,218,830
Raytheon Technologies Corp.	21,404	1,921,009
		$11,440,440
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,050	$750,453
Apparel Manufacturers – 0.5%
PVH Corp.	18,880	$1,062,000
Automotive – 0.4%
Ford Motor Co.	51,921	$791,276
Biotechnology – 1.9%
Biogen, Inc. (a)	9,857	$1,925,861
Gilead Sciences, Inc.	23,950	1,520,106
Moderna, Inc. (a)	6,360	841,237
		$4,287,204
Broadcasting – 1.5%
Walt Disney Co. (a)	20,970	$2,350,317
Warner Bros. Discovery, Inc. (a)	85,870	1,136,919
		$3,487,236
Brokerage & Asset Managers – 1.2%
Invesco Ltd.	29,846	$491,563
Raymond James Financial, Inc.	21,645	2,259,089
		$2,750,652
Business Services – 4.0%
Accenture PLC, “A”	7,550	$2,177,873
Amdocs Ltd.	24,083	2,058,374
Cognizant Technology Solutions Corp., “A”	11,178	706,114
Fidelity National Information Services, Inc.	15,403	1,407,372
Fiserv, Inc. (a)	7,515	760,443
GoDaddy, Inc. (a)	13,860	1,050,865
PayPal Holdings, Inc. (a)	9,290	868,058
		$9,029,099
Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	5,178	$2,136,598
Comcast Corp., “A”	77,027	2,787,607
		$4,924,205
Computer Software – 0.9%
Microsoft Corp.	8,163	$2,134,380
Computer Software - Systems – 0.2%
Block, Inc., “A” (a)	6,270	$432,066
Consumer Products – 1.3%
Colgate-Palmolive Co.	37,205	$2,909,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.2%
Booking Holdings, Inc. (a)	1,456	$2,731,179
Electrical Equipment – 1.0%
Amphenol Corp., “A”	31,931	$2,347,886
Electronics – 3.3%
Applied Materials, Inc.	17,851	$1,679,243
Corning, Inc.	21,600	741,312
Intel Corp.	51,217	1,634,847
Micron Technology, Inc.	17,636	996,963
NXP Semiconductors N.V.	7,105	1,169,341
Texas Instruments, Inc.	7,985	1,319,202
		$7,540,908
Energy - Independent – 4.9%
ConocoPhillips	24,680	$2,701,226
EOG Resources, Inc.	23,312	2,827,746
Marathon Petroleum Corp.	18,838	1,897,928
Valero Energy Corp.	31,772	3,721,137
		$11,148,037
Energy - Integrated – 1.3%
Chevron Corp.	2,942	$465,013
ExxonMobil Corp.	25,611	2,448,155
		$2,913,168
Food & Beverages – 3.0%
Archer Daniels Midland Co.	35,396	$3,110,955
Mondelez International, Inc.	47,890	2,962,475
Tyson Foods, Inc., “A”	9,764	736,010
		$6,809,440
Food & Drug Stores – 1.2%
Albertsons Cos., Inc., “A”	25,042	$688,905
Wal-Mart Stores, Inc.	15,190	2,013,435
		$2,702,340
Forest & Paper Products – 0.5%
Weyerhaeuser Co., REIT	30,306	$1,035,253
Gaming & Lodging – 0.2%
International Game Technology PLC	31,416	$563,603
Health Maintenance Organizations – 3.3%
Cigna Corp.	15,449	$4,379,019
Humana, Inc.	6,571	3,165,776
		$7,544,795
Insurance – 8.0%
Ameriprise Financial, Inc.	5,833	$1,563,302
Berkshire Hathaway, Inc., “B” (a)	10,821	3,038,537
Chubb Ltd.	18,619	3,519,922
Equitable Holdings, Inc.	90,516	2,692,851
Everest Re Group Ltd.	6,386	1,718,153
Hartford Financial Services Group, Inc.	11,182	719,115
MetLife, Inc.	48,253	3,104,116
Reinsurance Group of America, Inc.	14,051	1,761,433
		$18,117,429

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.7%
Alphabet, Inc., “A” (a)	46,580	$5,040,888
Meta Platforms, Inc., “A” (a)	7,280	1,186,130
		$6,227,018
Leisure & Toys – 1.2%
Brunswick Corp.	22,305	$1,666,406
Polaris, Inc.	8,555	969,025
		$2,635,431
Machinery & Tools – 1.2%
Eaton Corp. PLC	14,098	$1,926,351
Roper Technologies, Inc.	2,020	813,211
		$2,739,562
Major Banks – 9.2%
Bank of America Corp.	94,049	$3,160,987
Goldman Sachs Group, Inc.	11,968	3,981,394
JPMorgan Chase & Co.	45,029	5,121,148
Morgan Stanley	9,127	777,803
PNC Financial Services Group, Inc.	19,782	3,125,556
Wells Fargo & Co.	110,042	4,809,936
		$20,976,824
Medical & Health Technology & Services – 2.3%
McKesson Corp.	10,964	$4,023,788
Syneos Health, Inc. (a)	18,636	1,120,210
		$5,143,998
Medical Equipment – 2.3%
Abbott Laboratories	7,010	$719,577
Boston Scientific Corp. (a)	20,997	846,389
Medtronic PLC	29,923	2,630,830
Quidel Corp. (a)	4,930	390,752
Thermo Fisher Scientific, Inc.	1,289	702,917
		$5,290,465
Metals & Mining – 0.2%
United States Steel Corp.	23,896	$546,502
Natural Gas - Distribution – 0.5%
UGI Corp.	25,929	$1,024,196
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	7,934	$1,270,868
Oil Services – 0.5%
NOV, Inc.	69,495	$1,227,977
Other Banks & Diversified Financials – 1.9%
American Express Co.	4,468	$679,136
SLM Corp.	126,685	1,935,747
Zions Bancorp NA	32,626	1,795,409
		$4,410,292
Pharmaceuticals – 7.2%
Eli Lilly & Co.	3,393	$1,022,073
Johnson & Johnson	32,332	5,216,445
Merck & Co., Inc.	52,637	4,493,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Organon & Co.	14,492	$413,457
Pfizer, Inc.	42,934	1,941,905
Vertex Pharmaceuticals, Inc. (a)	11,600	3,268,416
		$16,355,390
Pollution Control – 0.3%
Republic Services, Inc.	4,310	$615,123
Railroad & Shipping – 1.3%
CSX Corp.	92,533	$2,928,669
Real Estate – 4.3%
EPR Properties, REIT	34,303	$1,491,837
Extra Space Storage, Inc., REIT	8,406	1,670,524
Host Hotels & Resorts, Inc., REIT	48,310	858,469
Life Storage, Inc., REIT	7,210	917,473
Public Storage, Inc., REIT	8,226	2,721,408
Spirit Realty Capital, Inc., REIT	22,705	927,499
W.P. Carey, Inc., REIT	14,730	1,237,762
		$9,824,972
Restaurants – 0.6%
Starbucks Corp.	16,005	$1,345,540
Specialty Chemicals – 4.0%
Chemours Co.	88,605	$2,988,647
Corteva, Inc.	10,266	630,640
Dow, Inc.	15,610	796,110
DuPont de Nemours, Inc.	29,147	1,621,739
Linde PLC	5,224	1,477,661
Univar Solutions, Inc. (a)	61,369	1,547,726
		$9,062,523
Specialty Stores – 2.2%
AutoZone, Inc. (a)	372	$788,346
Builders FirstSource, Inc. (a)	22,270	1,305,245
Home Depot, Inc.	2,360	680,671
O'Reilly Automotive, Inc. (a)	1,930	1,345,441
Target Corp.	6,020	965,247
		$5,084,950
Telecommunications - Wireless – 1.2%
T-Mobile US, Inc. (a)	19,663	$2,830,686
Telephone Services – 0.8%
AT&T, Inc.	74,494	$1,306,625
Lumen Technologies, Inc.	60,930	606,863
		$1,913,488
Tobacco – 1.2%
Altria Group, Inc.	14,290	$644,765
Philip Morris International, Inc.	20,686	1,975,306
		$2,620,071
Trucking – 1.0%
Knight-Swift Transportation Holdings, Inc.	15,368	$776,238
United Parcel Service, Inc., “B”	7,742	1,505,896
		$2,282,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.2%
American Electric Power Co., Inc.	29,650	$2,970,930
Constellation Energy	12,144	990,829
Exelon Corp.	82,722	3,632,323
PG&E Corp. (a)	106,178	1,309,175
Southern Co.	18,226	1,404,678
Vistra Corp.	65,811	1,628,822
		$11,936,757
Total Common Stocks		$225,746,288
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.21% (v)	1,182,092	$1,182,092

Other Assets, Less Liabilities – 0.3%		642,095
Net Assets – 100.0%		$227,570,475
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,182,092 and $225,746,288, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$225,746,288	$—	$—	$225,746,288
Mutual Funds	1,182,092	—	—	1,182,092
Total	$226,928,380	$—	$—	$226,928,380
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,413,907	$5,687,504	$6,919,348	$(89)	$118	$1,182,092

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,574	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.